Jun. 12, 2017
CCM Alternative Income Fund

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the "Fund")

Supplement dated June 12, 2017

to the

Prospectus

dated October 1, 2016, as supplemented

The Board of Trustees of Community Capital Trust has approved the termination of Badge Investment Partners LLC ("Badge") as a sub-adviser to the Fund, effective June 7, 2017. Effective upon the termination of Badge, Community Capital Management, Inc. ("CCM"), investment adviser to the Fund, will manage the portion of the Fund previously managed by Badge, and Andrew J. Cowen and Thomas R. Lott will become employees of CCM and continue to serve as portfolio managers to the Fund.

All references to Badge, the Sub-Advisor and the Sub-Advisory Agreement related to the Fund in the Prospectus are hereby deleted.

1. Effective June 7, 2017, the second paragraph under the section entitled "FUND SUMMARY — Principal Investment Strategies" on page 2 of the Prospectus is removed and replaced with the following:

The Fund's goals are to seek to provide: (1) SEC 30-day yield (standardized yield) greater than 3-month Treasury bills plus 4%; (2) volatility (standard deviation) between 2% and 4%; and (3) correlation ranging from 0.0 to 0.5 to the bond market (as represented by the Barclays Aggregate Bond Index) and 0.0 to 0.5 to the equity market (as represented by the S&P 500 Index). There can be no assurances that the Fund will achieve any of these goals. These goals can be changed at any time without shareholder approval.

Please keep this Prospectus Supplement with your records.